Summary of the Changes in Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Balance at beginning of year	$ 2	$ 1	$ 2
Additions: Provision for expected credit losses	1	7	2
Less: Write-off	(1)	(6)	(3)
Translation adjustment	(1)
Balance at end of year	$ 1	$ 2	$ 1